Other income and expense (net) (Tables)	12 Months Ended
Dec. 31, 2021
Other income and expense (net) [Abstract]
Other Income and Expense, Net
Total other income and expense, net is as following:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign currency gain (loss)	4.9	(1.6)	(13.2)
Reinsurance income (expense)	7.9	—	4.3
Net gain (loss) from disposal of property, plant and equipment and intangible assets	0.9	(0.7)	(0.8)
Other	1.3	0.4	(29.0)
TOTAL OTHER INCOME AND EXPENSE, NET	15.0	(1.9)	(38.7)